UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08227


                          Scudder Investors Funds, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Biotechnology Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

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                                                                                              Shares                   Value ($)
                                                                                  ----------------------------------------------
Common Stocks 99.5%
Canada 1.4%
Angiotech Pharmaceuticals, Inc.*                                                               6,000                    110,040
QLT, Inc.*                                                                                     8,000                    128,400
                                                                                                                    -----------
(Cost $257,813)                                                                                                         238,440

Denmark 0.9%
Genmab AS*                                                                                     9,000                    153,792
(Cost $125,116)                                                                                                     -----------

Israel 3.2%
Teva Pharmaceutical Industries Ltd. (ADR)                                                     20,000                    545,600
(Cost $551,184)                                                                                                     -----------

Switzerland 1.1%
Actelion Ltd.*                                                                                 2,000                    184,259
(Cost $105,397)                                                                                                     -----------

United States 93.0%
Abgenix, Inc.*                                                                                 7,000                     71,050
Adolor Corp.*                                                                                  7,000                     96,810
Affymetrix, Inc.*                                                                              7,000                    237,650
Alexion Pharmaceuticals, Inc.*                                                                 8,000                    165,440
Alkermes, Inc.*                                                                               28,000                    386,120
American Pharmaceutical Partners, Inc.*                                                        5,200                    154,596
Amgen, Inc.*                                                                                  24,000                  1,440,960
Amylin Pharmaceuticals, Inc.*                                                                 14,000                    285,320
AtheroGenics, Inc.*                                                                           22,000                    521,620
Bioenvision, Inc.*                                                                           138,407                  1,425,592
Biogen Idec, Inc.*                                                                            15,000                    880,200
Celgene Corp.*                                                                                 8,900                    244,038
Cell Therapeutics, Inc.*                                                                      20,000                    149,600
Cerus Corp.*                                                                                   7,500                     19,575
Chiron Corp.*                                                                                  6,300                    205,191
Cubist Pharmaceuticals, Inc.*                                                                 18,000                    216,000
CV Therapeutics, Inc.*                                                                        19,000                    411,920
Cypress Bioscience, Inc.*                                                                     20,000                    233,000
DOV Pharmaceutical, Inc.*                                                                      6,500                    120,315
Dyax Corp.*                                                                                    5,600                     44,408
EPIX Medical, Inc.*                                                                           11,000                    193,600
Exelixis, Inc.*                                                                                5,000                     44,850
Eyetech Pharmaceuticals, Inc.*                                                                 8,000                    322,560
Gen-Probe, Inc.*                                                                               6,500                    259,350
Genzyme Corp. (General Division)*                                                             12,000                    672,120
Gilead Sciences, Inc.*                                                                        22,500                    775,350
Human Genome Sciences, Inc.*                                                                  12,000                    132,000
ICOS Corp.*                                                                                   10,000                    241,500
ImClone Systems, Inc.*                                                                         3,800                    160,436
Incyte Corp.*                                                                                 17,000                    174,590
Inspire Pharmaceuticals, Inc.*                                                                20,000                    358,200
Invitrogen Corp.*                                                                              5,000                    302,500
Kos Pharmaceuticals, Inc.*                                                                     4,000                    170,280
Ligand Pharmaceuticals, Inc. "B"*                                                              9,000                    100,800
Medarex, Inc.*                                                                                10,000                    109,000
Medicines Co.*                                                                                 5,000                    124,700
MedImmune, Inc.*                                                                              12,000                    319,200
MGI Pharma, Inc.*                                                                              7,000                    188,930
Millennium Pharmaceuticals, Inc.*                                                             13,500                    170,370
Nabi Biopharmaceuticals*                                                                       9,500                    136,800
Nektar Therapeutics*                                                                          17,000                    317,645
Neurocrine Biosciences, Inc.*                                                                  3,000                    138,000
NPS Pharmaceuticals, Inc.*                                                                     3,300                     59,103
OSI Pharmaceuticals, Inc.*                                                                     3,000                    142,740
Pharmacyclics, Inc.*                                                                           3,000                     31,260
Pharmion Corp.*                                                                                7,500                    317,550
Protein Design Labs, Inc.*                                                                    15,201                    275,442
Regeneron Pharmaceuticals, Inc.*                                                               7,000                     64,540
Rigel Pharmaceuticals, Inc.*                                                                   9,000                    225,180
Sepracor, Inc.*                                                                                7,100                    316,021
Tanox, Inc.*                                                                                  14,700                    203,595
Telik, Inc.*                                                                                  13,500                    257,985
Transkaryotic Therapies, Inc.*                                                                17,000                    387,770
United Therapeutics Corp.*                                                                     8,500                    374,085
Vicuron Pharmaceuticals, Inc.*                                                                14,000                    246,260
ZymoGenetics, Inc.*                                                                            9,618                    218,714
                                                                                                                    -----------
(Cost $12,502,163)                                                                                                   15,842,431

                                                                                                                    -----------
Total Common Stocks (Cost $13,541,673)                                                                               16,964,522

Preferred Stocks 0.0%
United States
Bioenvision, Inc.**
(Cost $0)                                                                                      1,562                      4,374
                                                                                                                    -----------
Exchange Traded Fund 0.4%
Biotech HOLDRs Trust                                                                             500                     70,425
(Cost $69,536)                                                                                                      -----------

Cash Equivalents 1.9%
Scudder Cash Management QP Trust, 1.97% (a)
(Cost $323,513)                                                                              323,513                    323,513
                                                                                                                    -----------

                                                                                             % of
                                                                                          Net Assets                   Value ($)
                                                                                          ----------                   ---------

Total Investment Portfolio  (Cost $13,934,722)                                                 101.8                 17,362,834
Other Assets and Liabilities, Net                                                              -1.80                   -301,740
                                                                                                                    -----------
Net Assets                                                                                     100.0                 17,061,094
                                                                                                                    ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

**  Each unit consists of one preferred share convertible to two shares of common stock and one warrant to purchase one share of common stock.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas
Inc.  The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipts
HOLDRs: Holding Company Depositary Receipts

At November 30, 2004, the Scudder Global Biotechnology Fund had the following industry diversification:
                                                                                                                      As a % of
                                                                                                                     Investment
Industry                                                                                 Value ($)                    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                                                             10,202,622                      58.7%
Pharmaceuticals                                                                            6,314,695                      36.4%
Health Care Equipment & Supplies                                                             451,579                       2.6%
                                                                                                              ------------------
Total Common and Preferred Stocks                                                         16,968,896                      97.7%
                                                                                                              ------------------
Exchange Traded Fund                                                                          70,425                       0.4%
Cash Equivalents                                                                             323,513                       1.9%
                                                                                                              ------------------
Total Investment Portfolio                                                                17,362,834                     100.0%
                                                                                                              ------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Biotechnology Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Biotechnology Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004